Asset Impairment Expense (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use									$ 763	$ 1,575	$ 864
Other Asset Impairment Charges	$ 230	$ 50	$ 482		$ 201		$ 872	$ 473	763	1,575	864
Long-Lived Assets	23,395				20,183				23,395	20,183	23,103
Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount	1,195								1,195
Hawaii Subsidiary [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use						$ 38			0	0	38
Angamos [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use		155				564			0	155	564
AES Gener
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use						213			0	0	213
Buffalo Gap [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use	29								0	29	0
buffalo gap II [Member] [Member]
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use	73								0	73	0
buffalo gap III
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use	91								0	91	0
Ventanas 3 & 4
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use		649							0	649	0
Mountain View Power Partners
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use			67						0	67	0
AES PR
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use				$ 475					0	475	0
Assets carrying amount				$ 73
AES Panama
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use		11				30			0	11	30
AES Bulgaria
Asset Impairment Expense [Line Items]
Impairment of Long-Lived Assets Held-for-use									468	0	$ 0
Long Lived Assets Held For Sale [Member] | AES Panama
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges									51
Assets carrying amount		216
Long Lived Assets Held For Sale [Member] | AES Panama | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount		0
Long Lived Assets Held And Used [Member] | Hawaii Subsidiary [Member] | Level 3
Asset Impairment Expense [Line Items]
Assets carrying amount	452								452
Long Lived Assets Held And Used [Member] | Kilroot and Ballylumford [Member]
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges										11
Long Lived Assets Held And Used [Member] | Angamos [Member]
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges										475
Long Lived Assets Held And Used [Member] | Angamos [Member] | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount	311	86			73	306			311	73
Long Lived Assets Held And Used [Member] | Buffalo Gap [Member]
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges										29
Long Lived Assets Held And Used [Member] | Buffalo Gap [Member] | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount	$ 0				0				0	0
Long Lived Assets Held And Used [Member] | buffalo gap II [Member] [Member]
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges										73
Long Lived Assets Held And Used [Member] | buffalo gap II [Member] [Member] | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount					0					0
Long Lived Assets Held And Used [Member] | buffalo gap III
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges										91
Long Lived Assets Held And Used [Member] | buffalo gap III | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount					0					0
Long Lived Assets Held And Used [Member] | Ventanas 3 & 4 | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount		$ 12
Long Lived Assets Held And Used [Member] | Mountain View Power Partners
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges									193	67
Long Lived Assets Held And Used [Member] | Mountain View Power Partners | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount			504
Long Lived Assets Held And Used [Member] | Mountain View Power Partners | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount			$ 311		$ 11					$ 11
Long Lived Assets Held And Used [Member] | AES PR
Asset Impairment Expense [Line Items]
Other Asset Impairment Charges									$ 468
Long Lived Assets Held And Used [Member] | AES Bulgaria | Level 3 | Fair Value
Asset Impairment Expense [Line Items]
Assets carrying amount						$ 452